Warrents - VGS Warrants (Details) - VGS - Unsecured Promissory Note - VGS Warrant Agreement - Class A common stock $ / shares in Units, $ in Millions	Dec. 31, 2022 USD ($) $ / shares shares
Warrants
Warrants to purchase common stock | shares	429,180
Exercise price (in dollars per share) | $ / shares	$ 4.26
Voting power disposed percentage	50.00%
Warrants fair value | $	$ 0.6